Commitments and Contingencies Unrecorded Unconditional Purchase Obligations Disclosure (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	$ 34.0
Unrecorded Unconditional Purchase Obligation, Due within Two Years	21.5
Unrecorded Unconditional Purchase Obligation, Due within Three Years	12.5
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0.9
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0.4
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0.5
Unrecorded Unconditional Purchase Obligation	69.8
Purchase Obligations [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	17.9	[1]
Unrecorded Unconditional Purchase Obligation, Due within Two Years	13.2	[1]
Unrecorded Unconditional Purchase Obligation, Due within Three Years	4.9	[1]
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0.9	[1]
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0.4	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0.5	[1]
Unrecorded Unconditional Purchase Obligation	37.8	[1]
Employment-related Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	16.1	[2]
Unrecorded Unconditional Purchase Obligation, Due within Two Years	8.3	[2]
Unrecorded Unconditional Purchase Obligation, Due within Three Years	7.6	[2]
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0	[2]
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0	[2]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0	[2]
Unrecorded Unconditional Purchase Obligation	$ 32.0	[2]

[1]	Federated is a party to various contracts pursuant to which it receives certain services including legal, access to various fund-related information systems and research databases, as well as trade order transmission and recovery services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.
[2]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.